Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000927972
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
MassMutual Premier U.S. Government Money Market Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MKSXX
MassMutual Premier Short-Duration Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSTZX
MassMutual Premier Short-Duration Bond Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSTDX
MassMutual Premier Short-Duration Bond Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSBYX
MassMutual Premier Short-Duration Bond Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSTLX
MassMutual Premier Short-Duration Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSHAX
MassMutual Premier Short-Duration Bond Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPSDX
MassMutual Premier Short-Duration Bond Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSDNX
MassMutual Premier Inflation-Protected and Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIPZX
MassMutual Premier Inflation-Protected and Income Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIPSX
MassMutual Premier Inflation-Protected and Income Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIPYX
MassMutual Premier Inflation-Protected and Income Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIPLX
MassMutual Premier Inflation-Protected and Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPSAX
MassMutual Premier Inflation-Protected and Income Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIPRX
MassMutual Premier Inflation-Protected and Income Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIPNX
MassMutual Premier Core Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCZZX
MassMutual Premier Core Bond Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCBDX
MassMutual Premier Core Bond Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCBYX
MassMutual Premier Core Bond Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCBLX
MassMutual Premier Core Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMCBX
MassMutual Premier Core Bond Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCZRX
MassMutual Premier Core Bond Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCBNX
MassMutual Premier Diversified Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDBZX
MassMutual Premier Diversified Bond Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDBSX
MassMutual Premier Diversified Bond Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDBYX
MassMutual Premier Diversified Bond Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDBLX
MassMutual Premier Diversified Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDVAX
MassMutual Premier Diversified Bond Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDBFX
MassMutual Premier Diversified Bond Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MDBRX
MassMutual Premier High Yield Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPHZX
MassMutual Premier High Yield Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPHSX
MassMutual Premier High Yield Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DLHYX
MassMutual Premier High Yield Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPHLX
MassMutual Premier High Yield Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPHAX
MassMutual Premier High Yield Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPHRX
MassMutual Premier High Yield Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPHNX
MassMutual Premier Balanced Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBBIX
MassMutual Premier Balanced Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBLDX
MassMutual Premier Balanced Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBAYX
MassMutual Premier Balanced Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMBLX
MassMutual Premier Balanced Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMBDX
MassMutual Premier Balanced Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBBRX
MassMutual Premier Balanced Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMBRX
MassMutual Premier Disciplined Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPIVX
MassMutual Premier Disciplined Value Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MEPSX
MassMutual Premier Disciplined Value Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DENVX
MassMutual Premier Disciplined Value Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPILX
MassMutual Premier Disciplined Value Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MEPAX
MassMutual Premier Disciplined Value Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPIRX
MassMutual Premier Disciplined Value Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPINX
MassMutual Premier Main Street Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSZIX
MassMutual Premier Main Street Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMSSX
MassMutual Premier Main Street Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMSYX
MassMutual Premier Main Street Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMSLX
MassMutual Premier Main Street Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSSAX
MassMutual Premier Main Street Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSSRX
MassMutual Premier Main Street Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMSNX
MassMutual Premier Disciplined Growth Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPDIX
MassMutual Premier Disciplined Growth Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPGSX
MassMutual Premier Disciplined Growth Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DEIGX
MassMutual Premier Disciplined Growth Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPGLX
MassMutual Premier Disciplined Growth Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPGAX
MassMutual Premier Disciplined Growth Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPDGX
MassMutual Premier Disciplined Growth Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPDRX
MassMutual Premier Small Cap Opportunities Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSOOX
MassMutual Premier Small Cap Opportunities Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSCDX
MassMutual Premier Small Cap Opportunities Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSVYX
MassMutual Premier Small Cap Opportunities Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MSCLX
MassMutual Premier Small Cap Opportunities Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DLBMX
MassMutual Premier Small Cap Opportunities Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOORX
MassMutual Premier Small Cap Opportunities Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MCCRX
MassMutual Premier Global Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGFZX
MassMutual Premier Global Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGFSX
MassMutual Premier Global Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGFYX
MassMutual Premier Global Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGFLX
MassMutual Premier Global Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGFAX
MassMutual Premier Global Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGFRX
MassMutual Premier Global Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MGFNX
MassMutual Premier International Equity Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIZIX
MassMutual Premier International Equity Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIEDX
MassMutual Premier International Equity Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MYIEX
MassMutual Premier International Equity Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MIELX
MassMutual Premier International Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MMIAX
MassMutual Premier International Equity Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MEIRX
MassMutual Premier International Equity Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MEERX
MassMutual Premier Strategic Emerging Markets Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPZSX
MassMutual Premier Strategic Emerging Markets Fund | Class R5
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPSMX
MassMutual Premier Strategic Emerging Markets Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPEYX
MassMutual Premier Strategic Emerging Markets Fund | Administrative Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPLSX
MassMutual Premier Strategic Emerging Markets Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPASX
MassMutual Premier Strategic Emerging Markets Fund | Class R4
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPRSX
MassMutual Premier Strategic Emerging Markets Fund | Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MPZRX